Condensed Consolidating Financial Information (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 157,621	$ 211,783	$ 242,952	$ 610,995
Marketable securities	42,073	28,606
Restricted cash	1,013	1,781
Accounts receivable, net	112,765	114,757
Prepaid expenses	17,171	13,163
Deferred income taxes, net	15,954	38,437
Due from affiliates	0	0
Other current assets	20,303	23,530
Total current assets	366,900	432,057
Long-term marketable securities	4,778	1,001
Property and equipment, net	418,966	389,549
Long-term deferred income taxes, net	195,012	172,376
Goodwill	379,415	378,235
Purchased intangible assets, net	214,685	285,361
Investment in subsidiaries	0	0
Other long-term assets	19,654	21,872
Total assets	1,599,410	1,680,451
Current liabilities:
Accounts payable	18,792	16,023
Accrued payroll and related expenses	31,003	29,090
Other accrued liabilities	129,572	126,841
Deferred revenue	51,690	61,440
Due to affiliates	0	0
Current portion of long-term debt and capital lease obligations	1,375	1,655
Total current liabilities	232,432	235,049
Long-term debt and capital lease obligations	614,890	653,765
Other long-term liabilities	33,284	38,493
Total liabilities	880,606	927,307
Stockholders' equity:
Common stock	1,969	1,962
Additional paid-in capital	2,057,974	2,071,298
Accumulated deficit	(606,148)	(613,668)
Treasury stock, at cost	(735,003)	(706,434)
Accumulated other comprehensive income (loss)	(12)	14
Total stockholders' equity	718,804	753,144	757,868	734,024
Total liabilities and stockholders' equity	1,599,410	1,680,451
Parent
Current assets:
Cash and cash equivalents	70,312	148,363	197,615	609,752
Marketable securities	42,073	28,606
Restricted cash	0	0
Accounts receivable, net	9,490	12,622
Prepaid expenses	6,352	3,974
Deferred income taxes, net	1,234	7,286
Due from affiliates	90,778	178,705
Other current assets	7,862	8,393
Total current assets	228,101	387,949
Long-term marketable securities	4,778	1,001
Property and equipment, net	24,427	21,622
Long-term deferred income taxes, net	12,421	31,841
Goodwill	88,920	88,920
Purchased intangible assets, net	0	304
Investment in subsidiaries	655,951	552,905
Other long-term assets	8,842	11,888
Total assets	1,023,440	1,096,430
Current liabilities:
Accounts payable	2,654	7,741
Accrued payroll and related expenses	9,493	10,346
Other accrued liabilities	23,064	21,262
Deferred revenue	13,883	16,249
Due to affiliates	0	12,684
Current portion of long-term debt and capital lease obligations	93	20
Total current liabilities	49,187	68,302
Long-term debt and capital lease obligations	291,534	290,221
Other long-term liabilities	3,139	7,288
Total liabilities	343,860	365,811
Stockholders' equity:
Common stock	1,969	1,962
Additional paid-in capital	2,057,974	2,071,297
Accumulated deficit	(645,372)	(636,192)
Treasury stock, at cost	(735,003)	(706,434)
Accumulated other comprehensive income (loss)	(12)	14
Total stockholders' equity	679,580	730,619
Total liabilities and stockholders' equity	1,023,440	1,096,430
Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	87,309	63,420	45,337	1,243
Marketable securities	0	0
Restricted cash	1,013	1,781
Accounts receivable, net	103,275	102,135
Prepaid expenses	10,819	9,189
Deferred income taxes, net	5,932	12,906
Due from affiliates	30,429	19,702
Other current assets	12,441	15,137
Total current assets	251,218	224,270
Long-term marketable securities	0	0
Property and equipment, net	394,539	367,927
Long-term deferred income taxes, net	71,656	55,830
Goodwill	290,495	289,315
Purchased intangible assets, net	214,685	285,057
Investment in subsidiaries	0	0
Other long-term assets	10,812	9,984
Total assets	1,233,405	1,232,383
Current liabilities:
Accounts payable	16,138	8,282
Accrued payroll and related expenses	21,510	18,744
Other accrued liabilities	106,508	105,579
Deferred revenue	37,807	45,191
Due to affiliates	121,207	185,723
Current portion of long-term debt and capital lease obligations	1,282	1,635
Total current liabilities	304,452	365,154
Long-term debt and capital lease obligations	323,356	363,544
Other long-term liabilities	30,145	31,205
Total liabilities	657,953	759,903
Stockholders' equity:
Common stock	0	0
Additional paid-in capital	888,677	715,686
Accumulated deficit	(313,225)	(243,206)
Treasury stock, at cost	0	0
Accumulated other comprehensive income (loss)	0	0
Total stockholders' equity	575,452	472,480
Total liabilities and stockholders' equity	1,233,405	1,232,383
Eliminations
Current assets:
Cash and cash equivalents	0	0	0	0
Marketable securities	0	0
Restricted cash	0	0
Accounts receivable, net	0	0
Prepaid expenses	0	0
Deferred income taxes, net	8,788	18,245
Due from affiliates	(121,207)	(198,407)
Other current assets	0	0
Total current assets	(112,419)	(180,162)
Long-term marketable securities	0	0
Property and equipment, net	0	0
Long-term deferred income taxes, net	110,935	84,705
Goodwill	0	0
Purchased intangible assets, net	0	0
Investment in subsidiaries	(655,951)	(552,905)
Other long-term assets	0	0
Total assets	(657,435)	(648,362)
Current liabilities:
Accounts payable	0	0
Accrued payroll and related expenses	0	0
Other accrued liabilities	0	0
Deferred revenue	0	0
Due to affiliates	(121,207)	(198,407)
Current portion of long-term debt and capital lease obligations	0	0
Total current liabilities	(121,207)	(198,407)
Long-term debt and capital lease obligations	0	0
Other long-term liabilities	0	0
Total liabilities	(121,207)	(198,407)
Stockholders' equity:
Common stock	0	0
Additional paid-in capital	(888,677)	(715,685)
Accumulated deficit	352,449	265,730
Treasury stock, at cost	0	0
Accumulated other comprehensive income (loss)	0	0
Total stockholders' equity	(536,228)	(449,955)
Total liabilities and stockholders' equity	$ (657,435)	$ (648,362)